Schedule of Investments
September 30, 2020
(Unaudited)
Invesco Select Risk: Moderately Conservative Investor Fund
Schedule of Investments in Affiliated Issuers–100.17%(a)
	% of Net Assets 09/30/20	Value 12/31/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/20	Value 09/30/20
Alternative Funds–9.27%
Invesco Balanced-Risk Allocation Fund, Class R6	—	$10,741,520	$434,469	$(11,102,630)	$(288,595)	$215,246	$—	1	$10
Invesco Fundamental Alternatives Fund, Class R6(b)	2.50%	—	8,102,947	—	48,210	—	—	295,439	8,151,157
Invesco Global Real Estate Income Fund, Class R6	1.73%	9,065,070	2,083,098	(4,503,163)	(565,368)	(422,505)	181,208	720,654	5,657,132
Invesco Global Targeted Returns Fund, Class R6	—	10,575,368	1,060,073	(11,451,827)	483,580	(667,185)	—	1	9
Invesco Macro Allocation Strategy Fund, Class R6	2.49%	—	8,131,313	—	(5,596)	—	—	974,306	8,125,717
Invesco Master Event-Linked Bond Fund, Class R6(b)	2.55%	—	8,111,033	—	217,244	—	81,161	511,515	8,328,277
Total Alternative Funds		30,381,958	27,922,933	(27,057,620)	(110,525)	(874,444)	262,369		30,262,302
Domestic Equity Funds–25.74%
Invesco American Franchise Fund, Class R6	—	7,997,510	823,938	(10,845,577)	(5,255,853)	7,279,990	—	0	8
Invesco Discovery Mid Cap Growth Fund, Class R6(b)	3.58%	—	11,639,858	—	37,383	—	—	378,640	11,677,241
Invesco Diversified Dividend Fund, Class R6	—	17,352,035	2,659,973	(18,082,569)	(6,343,073)	4,413,646	257,237	1	12
Invesco Equally-Weighted S&P 500 Fund, Class R6	—	20,603,996	4,279,668	(24,392,742)	(5,448,431)	4,957,569	—	1	60
Invesco Growth and Income Fund, Class R6	—	14,218,219	3,742,196	(15,842,570)	(1,995,899)	(121,942)	186,500	0	4
Invesco Main Street Small Cap Fund, Class R6(b)	4.54%	—	14,847,834	—	(34,272)	—	—	992,201	14,813,562
Invesco Russell 1000 Dynamic Multifactor ETF	4.45%	—	14,553,909	—	(26,611)	—	83,884	469,835	14,527,298
Invesco S&P 500 Pure Value ETF	3.92%	—	12,945,274	—	(140,711)	—	77,908	261,211	12,804,563
Invesco S&P 500® Low Volatility ETF	2.24%	—	7,260,411	—	61,234	—	23,940	136,496	7,321,645
Invesco S&P 500® Pure Growth ETF	4.53%	17,341,349	3,233,114	(8,204,923)	1,637,393	795,297	80,999	104,506	14,802,230
Invesco S&P MidCap Low Volatility ETF	—	4,599,840	935,223	(4,666,654)	(220,546)	(647,863)	69,809	—	—
Invesco S&P SmallCap Low Volatility ETF	2.48%	—	8,519,746	—	(417,552)	—	44,311	244,042	8,102,194
Total Domestic Equity Funds		82,112,949	85,441,144	(82,035,035)	(18,146,938)	16,676,697	824,588		84,048,817
Fixed Income Funds–52.68%
Invesco Core Plus Bond Fund, Class R6	16.48%	51,852,777	4,500,478	(5,152,210)	2,677,583	(63,778)	1,169,463	4,651,240	53,814,850
Invesco Emerging Markets Local Debt Fund, Class R6(b)	—	7,058,735	476,684	(7,230,984)	(47,687)	(256,745)	161,619	0	3
Invesco Emerging Markets Sovereign Debt ETF	—	6,946,626	1,230,740	(7,964,055)	(438,494)	225,183	210,503	—	—
Invesco Floating Rate ESG Fund, Class R6(c)	—	12,284,464	643,477	(12,131,452)	(479,233)	(317,249)	322,065	1	7
Invesco Fundamental High Yield® Corporate Bond ETF(d)	2.92%	—	9,658,693	—	(114,727)	—	66,185	514,777	9,543,966
Invesco High Yield Fund, Class R6	—	23,214,707	2,997,884	(24,809,425)	(1,051,720)	(351,428)	881,455	5	18
Invesco Income Fund, Class R6	4.06%	—	13,004,450	—	243,384	—	98,505	1,757,007	13,247,834
Invesco International Bond Fund, Class R6(b)	8.91%	—	29,230,003	—	(133,089)	—	138,441	5,388,317	29,096,914
Invesco Master Loan Fund, Class R6(b)	3.96%	—	12,941,300	—	6,464	—	90,834	862,213	12,947,764
Invesco Quality Income Fund, Class R5	—	18,349,222	1,534,361	(20,118,418)	789,079	(554,234)	411,040	1	10
Invesco Short Duration Inflation Protected Fund, Class R6	—	12,816,927	1,217,402	(14,281,828)	64,445	183,061	98,743	1	7
Invesco Short Term Bond Fund, Class R6	—	18,142,424	2,170,350	(20,345,849)	(239,402)	272,485	(241,699)	1	8
Invesco Taxable Municipal Bond ETF	10.89%	12,719,464	24,480,465	(2,635,599)	890,743	92,959	402,405	1,065,908	35,548,032
Invesco Variable Rate Investment Grade ETF	5.46%	10,511,205	8,279,931	(967,563)	110,441	(115,396)	157,664	717,047	17,818,618
Total Fixed Income Funds		173,896,551	112,366,218	(115,637,383)	2,277,787	(885,142)	3,967,223		172,018,031
Foreign Equity Funds–11.98%
Invesco Global Fund, Class R6(b)	4.50%	—	14,702,073	(551,545)	527,006	29,231	—	140,118	14,706,765
See accompanying notes which are an integral part of this schedule.
Invesco Select Risk: Moderately Conservative Investor Fund

Invesco Select Risk: Moderately Conservative Investor Fund (continued)
Schedule of Investments in Affiliated Issuers–100.17%(a)
	% of Net Assets 09/30/20	Value 12/31/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/20	Value 09/30/20
Invesco Global Infrastructure Fund, Class R6	0.74%	$—	$2,535,824	$—	$(109,544)	$—	$12,109	232,848	$2,426,280
Invesco International Growth Fund, Class R6	—	8,796,781	1,363,784	(10,414,486)	(2,364,915)	2,618,862	—	1	26
Invesco International Select Equity Fund, Class R6	1.97%	—	6,442,897	(457,893)	426,486	34,325	—	476,409	6,445,815
Invesco International Small-Mid Company Fund, Class R6(b)	1.80%	—	5,594,997	—	266,683	—	—	111,164	5,861,680
Invesco RAFI™ Strategic Developed ex-US ETF	0.98%	13,281,358	3,017,233	(11,682,739)	(417,658)	(1,004,642)	217,093	142,153	3,193,552
Invesco S&P International Developed Low Volatility ETF	1.99%	—	6,474,375	—	29,674	—	46,242	228,533	6,504,049
Total Foreign Equity Funds		22,078,139	40,131,183	(23,106,663)	(1,642,268)	1,677,776	275,444		39,138,167
Money Market Funds–0.50%
Invesco Government & Agency Portfolio, Institutional Class, 0.02%(e)	0.17%	671,427	15,025,656	(15,121,543)	—	—	2,140	575,540	575,540
Invesco Liquid Assets Portfolio, Institutional Class, 0.10%(e)	0.13%	594,136	11,013,852	(11,192,606)	19	183	2,613	415,376	415,584
Invesco Treasury Portfolio, Institutional Class, 0.02%(e)	0.20%	767,345	17,172,179	(17,281,763)	—	—	2,305	657,761	657,761
Total Money Market Funds		2,032,908	43,211,687	(43,595,912)	19	183	7,058		1,648,885
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $315,930,862)	100.17%	310,502,505	309,073,165	(291,432,613)	(17,621,925)	16,595,070	5,336,682		327,116,202
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.32%
Invesco Liquid Assets Portfolio, Institutional Class	—	—	14,149,202	(14,147,848)	—	(1,354)	4,535(f)	—	—
Invesco Government & Agency Portfolio, Institutional Class	—	—	45,576,270	(45,576,270)	—	—	10,526(f)	—	—
Invesco Private Government Fund, 0.03%(e)(g)	0.24%	—	57,716,090	(56,942,756)	—	—	322(f)	773,334	773,334
Invesco Private Prime Fund, 0.11%(e)(g)	0.08%	—	14,742,858	(14,485,251)	—	171	243(f)	257,727	257,778
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,031,112)	0.32%	—	132,184,420	(131,152,125)	—	(1,183)	15,626		1,031,112
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $316,961,974)	100.49%	$310,502,505	$441,257,585	$(422,584,738)	$(17,621,925)	$16,593,887	$5,352,308		$328,147,314
OTHER ASSETS LESS LIABILITIES	(0.49)%								(1,596,307)
NET ASSETS	100.00%								$326,551,007
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Effective September 30, 2020, the underlying fund’s name changed.
(c)	Effective August 21, 2020, the underlying fund’s name changed.
(d)	All or a portion of this security was out on loan at September 30, 2020.
(e)	The rate shown is the 7-day SEC standardized yield as of September 30, 2020.
(f)	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Select Risk: Moderately Conservative Investor Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Affiliated Issuers	$325,467,317	$—	$—	$325,467,317
Money Market Funds	1,648,885	1,031,112	—	2,679,997
Total Investments	$327,116,202	$1,031,112	$—	$328,147,314
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Select Risk: Moderately Conservative Investor Fund